CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Net income	$ 6,997	$ 690	$ 5,745
Other comprehensive Income, net of tax:
Unrealized gain (loss) on the Interest Rate Swap transaction and foreign currency cash flow hedge ,net of taxes	413	412	(899)
Unrealized gain (loss) on pension items, net of taxes	146	(211)	(172)
Foreign currency translation adjustments	(440)	687	1,966
Total other comprehensive income, net of tax	119	888	895
Total comprehensive income	$ 7,116	$ 1,578	$ 6,640